RS - Summary of equity-settled 2021 Stock Option Plan (Details) - 2021 Stock Option Plan [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Oct. 01, 2021
Stock Options Plans [Line Items]
Subscription right			25.00%
Performance criteria			100.00%
Weighted-average Price	€ 44.91
Expense from equity-settled share-based payment transactions	€ 796,616	€ 711,223
Top of range [member]
Stock Options Plans [Line Items]
Performance criteria			200.00%
Bottom of range [member]
Stock Options Plans [Line Items]
Performance criteria			0.00%